Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets and (liabilities):
Non-capital losses	$ 1,396	$ 897	$ 591
Capital losses	63	63
Marketable securities	(63)	19	4
Undeducted financing fees	74	86	114
Other deferred tax assets	94	80	192
Royalty assets	(136,261)	(136,241)	(41,762)
Mineral and royalty interests			(1,635)
Other deferred tax liabilities	(391)	(427)	(204)
Deferred income tax liabilities, net	$ (135,088)	$ (135,523)	$ (42,700)